Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 194,000	$ 357,000	$ 582,000	$ 1,071,000	$ 1,319,000	$ 238,000